Related Party Transaction	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14 – RELATED PARTY TRANSACTIONS

DataSense

Prior to the acquisition of DataSense, the Company was a party to consulting and software development services agreements with DataSense. The Company’s co-founder and chief executive officer, Thomas Shea, is the father of Andrew Shea, who was the chief executive officer and an equity holder in DataSense until its acquisition by the Company. The Company held an equity method investment in DataSense that was immaterial as of December 31, 2023. The Company paid $1.9 million in 2024 through the acquisition date, and $0.9 million and $1.7 million for the three and nine months ended September 30, 2023, respectively, under the consulting and software development services agreements with DataSense, which are included in the Company’s research and development expenses. There were no outstanding amounts due to or from DataSense as of December 31, 2023.

Refer to Note 3, Business Combinations, for further details on the acquisition of DataSense.

NOTE 10 – RELATED PARTY TRANSACTIONS

The Company is party to consulting and software development services agreements with DataSense LLC (DataSense), a privately owned company that is focused on productized data science solutions. The Company’s co-founder and chief executive officer, Thomas Shea, is the father of Andrew Shea, who is the chief executive officer of, and an equity holder in, DataSense. The Company holds an equity method investment in DataSense that was immaterial in all periods presented. The Company paid $3.5 million under the consulting and software development agreements with DataSense, which are included in the Company’s research and development expenses for the year ended December 31, 2023. There were no outstanding amounts due to or from DataSense as of December 31, 2023. Related party transactions were not material to the Company’s consolidated financial statements as of and for the year ended December 31, 2022.